Pay vs Performance Disclosure - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table reports the compensation for Dr. Mainolfi (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past three fiscal years, as well as their “compensation actually paid” (CAP), as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The grant date fair values included in the Summary Compensation Table (SCT)
have
been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards
or the exercise of stock options by the executive. For the year ended December 31, 2022, we did not use any financial performance measures to link Company performance to compensation actually paid and, as such, we have omitted the “Company Selected Measure” from the Pay Versus Performance Table and are also omitting the Tabular List of Financial Performance Measures from this Pay versus Performance Disclosure. Nonetheless we have presented infor mation
in the Pay Versus Performance table below regarding certain financial performance measures as required by Item 402(v) of Regulation
S-K.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Loss ($ thousands) (6)
2022	$6,926,645	($24,973,497)	$1,889,672	($4,924,083)	$75.05	$102.99	$154,808
2021	$11,573,374	$12,612,015	$3,329,398	$153,471	$190.89	$114.59	$100,217
2020	$3,678,001	$30,951,579	$1,812,465	$10,976,901	$186.41	$114.56	$45,593

(1)	Dr. Mainolfi served as our PEO in each year shown.
(2)
The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.

The PEO Summary Compensation Table to compensation actually paid (or CAP) reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	PEO CAP
2022	$6,926,645	($5,951,445)	($13,733,529)	($12,952,506)	$737,338	—	($24,973,497)
2021	$11,573,374	($10,621,667)	$10,809,481	($1,755,523)	$2,606,351	—	$12,612,015
2020	$3,678,001	($2,845,382)	$28,515,760	$728,664	$874,537	—	$30,951,579

(3)
The amounts reported represent the average of the amounts reported for the Other NEOs, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts were (i) for 2022, Bruce Jacobs, Dr. Jared Gollob, and Elaine Caughey, (ii) for 2021, Bruce Jacobs, Dr. Jared Gollob, Elaine Caughey (from June 21, 2021 until December 31, 2021), and Dr. Richard Chesworth (from January 1, 2021 until October 22, 2021), and (ii) for 2020, Bruce Jacobs, Dr. Jared Gollob, and Dr. Richard Chesworth.

(4)
The amounts reported represent the average “compensation actually paid” to the Other NEOs as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Other NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

The average Other NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	Other NEO CAP
2022	$1,889,672	($1,420,223)	($2,443,461)	($3,218,544)	$268,473	—	($4,924,083)
2021	$3,329,398	($2,829,424)	$2,589,240	($713,569)	$677,265	($2,899,439)	$153,471
2020	$1,812,465	($1,967,228)	$10,923,640	$65,080	$142,943	—	$10,976,901

(5)	Peer group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.
(6)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote [Text Block]	Bruce Jacobs, Dr. Jared Gollob, Elaine Caughey	Dr. Richard Chesworth	Bruce Jacobs, Dr. Jared Gollob, and Elaine Caughey		Bruce Jacobs, Dr. Jared Gollob, and Dr. Richard Chesworth.
Peer Group Issuers, Footnote [Text Block]			Peer group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years
PEO Total Compensation Amount			$ 6,926,645	$ 11,573,374	$ 3,678,001
PEO Actually Paid Compensation Amount			$ (24,973,497)	12,612,015	30,951,579
Adjustment To PEO Compensation, Footnote [Text Block]
The PEO Summary Compensation Table to compensation actually paid (or CAP) reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	PEO CAP
2022	$6,926,645	($5,951,445)	($13,733,529)	($12,952,506)	$737,338	—	($24,973,497)
2021	$11,573,374	($10,621,667)	$10,809,481	($1,755,523)	$2,606,351	—	$12,612,015
2020	$3,678,001	($2,845,382)	$28,515,760	$728,664	$874,537	—	$30,951,579

Non-PEO NEO Average Total Compensation Amount			$ 1,889,672	3,329,398	1,812,465
Non-PEO NEO Average Compensation Actually Paid Amount			$ (4,924,083)	153,471	10,976,901
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The average Other NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	Other NEO CAP
2022	$1,889,672	($1,420,223)	($2,443,461)	($3,218,544)	$268,473	—	($4,924,083)
2021	$3,329,398	($2,829,424)	$2,589,240	($713,569)	$677,265	($2,899,439)	$153,471
2020	$1,812,465	($1,967,228)	$10,923,640	$65,080	$142,943	—	$10,976,901

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
Equity awards are the largest component of our executive compensation program, representing no less than 69% of the target total compensation for each of our executives. Therefore, TSR has a significant impact on our CAP, particularly for executives who have been with us for several years and who have multiple years of outstanding equity awards. The impact is more pronounced for our CEO/PEO, given the 100% weighting of stock options as part of his compensation versus the Other NEOs who receive a blend of stock options and restricted stock units and the larger size of his annual equity awards. Due to the significant weighting of equity in our compensation programs, the decline in our stock price between the end of 2021 and 2022 has resulted in negative CAP for our PEO and Other NEOs.
TSR for our peer group is based on the Nasdaq Biotechnology Index (XNBI), which reflects the Company’s industry sector and is also the peer group used in our Annual Report on Form
10-K.
We outperformed peers during 2020 and 2021, reflecting the substantial progress towards our stated goals and the achievement of significant milestones including encouraging clinical data for our lead candidate
KT-474
and progression of our other clinical and preclinical stage programs. However, due to the decline in our stock price at the end of 2022 compared to the prior year, our three-year TSR closed lower than our peers. Our corporate goals for 2023 include significant progress across our clinical and pipeline programs, and we expect the level of achievement of these goals to meaningfully impact our TSR in 2023.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Loss
Because we are not a commercial-stage company, we did not have any revenue during the periods presented, other than the recognition of non-cash
deferred revenue associated with our collaboration agreements. Consequently, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2020 through 2022, our net loss increased year over year and the Compensation Actually Paid our PEO and Other NEOs is not corelated to those figures.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis on” on page 24, our compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and, compensation actually paid, as calculated in accordance with Item 402(v) of Regulation
S-K,
is not considered by the Board and the compensation and talent committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation
S-K,
the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group [Text Block]
TSR for our peer group is based on the Nasdaq Biotechnology Index (XNBI), which reflects the Company’s industry sector and is also the peer group used in our Annual Report on Form
10-K.
We outperformed peers during 2020 and 2021, reflecting the substantial progress towards our stated goals and the achievement of significant milestones including encouraging clinical data for our lead candidate
KT-474
and progression of our other clinical and preclinical stage programs. However, due to the decline in our stock price at the end of 2022 compared to the prior year, our three-year TSR closed lower than our peers. Our corporate goals for 2023 include significant progress across our clinical and pipeline programs, and we expect the level of achievement of these goals to meaningfully impact our TSR in 2023.

Total Shareholder Return Amount			$ 75.05	190.89	186.41
Peer Group Total Shareholder Return Amount			102.99	114.59	114.56
Net Income (Loss)			$ 154,808,000	100,217,000	45,593,000
PEO Name			Dr. Mainolfi
PEO [Member] | Summary Compensation Table Total Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,951,445)	(10,621,667)	(2,845,382)
PEO [Member] | Change in Value of Prior Years Awards Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,733,529)	10,809,481	28,515,760
PEO [Member] | Change In Value Of Prior Years Awards That Vested In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,952,506)	(1,755,523)	728,664
PEO [Member] | Change In Value Of Equity Awards Granted And Vested In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			737,338	2,606,351	874,537
PEO [Member] | Fair Value Of Awards Forfeited In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Summary Compensation Table Total Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,420,223)	(2,829,424)	(1,967,228)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,443,461)	2,589,240	10,923,640
Non-PEO NEO [Member] | Change In Value Of Prior Years Awards That Vested In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,218,544)	(713,569)	65,080
Non-PEO NEO [Member] | Change In Value Of Equity Awards Granted And Vested In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			268,473	677,265	142,943
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited In FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (2,899,439)	$ 0